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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners LLC
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28 - 04371
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   11/12/99
-------------------------            ------------                   --------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            -----------------------
Form 13F Information Table Entry Total:              30
                                            -----------------------

Form 13F Information Table Value Total:      $       33,478
                                            -----------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

                           28-
         -----------           -------------------            ------------------

         [Repeat as necessary.]

                              ENTRUST PARTNERS LLC
                              --------------------

NAME OF ISSUER                           TITLE OF CLASS      CUSIP        MARKET VALUE   SHARES/PRN AMT    SH/PRN  PUT/CALL
                                                                          * 1000
ALLIED WASTE INDUSTRIES INC              COMMON STOCK        019589308               584             50000 SH
AMC ENTERTAINMENT INC                    COMMON STOCK        001669100               956             68600 SH
AMERICAN STANDARD COMPANIES              COMMON STOCK        029712106               192              5000 SH
ASPECT TELECOMMUNICATIONS CORP           COMMON STOCK         04523710              1612             95000 SH
AT&T CORP LIBERTY MEDIA CORP             COMMON STOCK        001957208              1648             44400 SH
AURORA FOODS INC                         COMMON STOCK        05164B106               320             20000 SH
BEA SYSTEMS INC                          COMMON STOCK        073325102               953             27000 SH
BIG FLOWER HOLDINGS INC                  COMMON STOCK        089159107              4199            148300 SH
CITIGROUP INC                            COMMON STOCK        172967101              1320             30000 SH
CAPITAL ONE FINANCIAL CORP               COMMON STOCK        14040H105               527             13500 SH
***CORUS ENTERTAINMENT INC               COMMON STOCK        220874101               201             12399 SH
CRESTLINE CAPITAL CORP                   COMMON STOCK        226153104              2406            117000 SH
FINOVA GROUP INC                         COMMON STOCK        317928109              1497             41000 SH
GOLDEN STATE BANCORP INC                 COMMON STOCK        381197102              1148             64000 SH
JOHN WILEY & SONS INC CLASS A            COMMON STOCK        968223206              1432             91300 SH
MBNA CORP                                COMMON STOCK        55262L100              1088             47700 SH
NABORS INDUSTRIES INC                    COMMON STOCK        629568106               650             26000 SH
NEON SYSTEM INC                          COMMON STOCK        640509105               364             13500 SH
PARAMETRIC TECHNOLOGY CORP               COMMON STOCK        699173100               743             55000 SH
PRICE COMMUNICATIONS CORP NEW            COMMON STOCK        741437305               326             13000 SH
RURAL CELLULAR CORP                      COMMON STOCK        781904107               413              9000 SH
STARWOOD HOTELS & RESORTS                COMMON STOCK        85590A203              1508             67600 SH
***SBS BROADCASTING SA                   COMMON STOCK        L8137F102              3158             81500 SH
***SHAW COMMUNICATIONS INC               COMMON STOCK        82028K200              2018             73200 SH
SUIZA FOODS CORP.                        COMMON STOCK        865077101              1406             37500 SH
TELESPECTRUM WORLDWIDE INC.              COMMON STOCK        89751U109               356             60000 SH
US CELLULAR CORP                         COMMON STOCK        911684108               884             13000 SH
WESTERN WIRLESS CORP - CL A              COMMON STOCK        95988E204               964             21500 SH
***TELECOMINICAOES BRASILEIRA            COMMON STOCK        879287308               562              7500 SH
SCM MICROSYSTEMS                         COMMON STOCK        784018103                43                40         PUT

                                                                                   33478           1353539

Table continued...


NAME OF ISSUER                           INVESTMENT  MANAGERS    SOLE   SHARED    NONE
                                         Discretion
ALLIED WASTE INDUSTRIES INC              DEFINED                  50000
AMC ENTERTAINMENT INC                    DEFINED                  68600
AMERICAN STANDARD COMPANIES              DEFINED                   5000
ASPECT TELECOMMUNICATIONS CORP           DEFINED                  95000
AT&T CORP LIBERTY MEDIA CORP             DEFINED                  44400
AURORA FOODS INC                         DEFINED                  20000
BEA SYSTEMS INC                          DEFINED                  27000
BIG FLOWER HOLDINGS INC                  DEFINED                 148300
CITIGROUP INC                            DEFINED                  30000
CAPITAL ONE FINANCIAL CORP               DEFINED                  13500
***CORUS ENTERTAINMENT INC               DEFINED                  12399
CRESTLINE CAPITAL CORP                   DEFINED                 117000
FINOVA GROUP INC                         DEFINED                  41000
GOLDEN STATE BANCORP INC                 DEFINED                  64000
JOHN WILEY & SONS INC CLASS A            DEFINED                  91300
MBNA CORP                                DEFINED                  47700
NABORS INDUSTRIES INC                    DEFINED                  26000
NEON SYSTEM INC                          DEFINED                  13500
PARAMETRIC TECHNOLOGY CORP               DEFINED                  55000
PRICE COMMUNICATIONS CORP NEW            DEFINED                  13000
RURAL CELLULAR CORP                      DEFINED                   9000
STARWOOD HOTELS & RESORTS                DEFINED                  67600
***SBS BROADCASTING SA                   DEFINED                  81500
***SHAW COMMUNICATIONS INC               DEFINED                  73200
SUIZA FOODS CORP.                        DEFINED                  37500
TELESPECTRUM WORLDWIDE INC.              DEFINED                  60000
US CELLULAR CORP                         DEFINED                  13000
WESTERN WIRLESS CORP - CL A              DEFINED                  21500
***TELECOMINICAOES BRASILEIRA            DEFINED                   7500
SCM MICROSYSTEMS                         DEFINED                     40

                                         No. of OtherManagerss0


*** FOREIGN COMPANY